Exhibit 99.1

CNH Equipment Trust 2011-A
$237,900,000 Class A-1 0.33573% Asset Backed Notes due May 15, 2012
$251,000,000 Class A-2 0.620% Asset Backed Notes due June 16, 2014
$0 Class A-2b Floating Rate Asset Backed Notes
$352,000,000 Class A-3 1.20% Asset Backed Notes due May 16, 2016
$0 Class A-3b Floating Rate Asset Backed Notes
$129,600,000 Class A-4 2.04% Asset Backed Notes due October 17, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$29,500,000 Class B 2.52% Asset Backed Notes due October 16, 2017
$0 Asset Backed Certificate

Please contact Kathy Aber at 262-636-7706 with any questions regarding this report or email abs@cnh.com
For additional information consult http://cnhcapital.com/investor info
Cutoff Date		2/28/2014
Date Added		3/31/2011
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	3,656,380.59	0.00	0.00	0.00
	1	10,003,070.48	0.00	0.00	0.00
	2	2,166,441.10	0.00	0.00	0.00
	3	1,876,151.53	0.00	0.00	0.00
	4	2,080,132.90	0.00	0.00	0.00
	5	2,092,133.94	0.00	0.00	0.00
	6	1,760,040.35	0.00	0.00	0.00
	7	1,709,796.95	0.00	0.00	0.00
	8	6,260,795.24	0.00	0.00	0.00
	9	11,759,699.46	0.00	0.00	0.00
	10	21,352,638.68	0.00	0.00	0.00
	11	11,525,584.11	0.00	0.00	0.00
	12	12,400,037.82	0.00	0.00	0.00
	13	9,818,360.97	0.00	0.00	0.00
	14	1,719,465.70	0.00	0.00	0.00
	15	1,374,599.47	0.00	0.00	0.00
	16	1,582,245.81	0.00	0.00	0.00
	17	1,536,969.30	0.00	0.00	0.00
	18	1,314,797.20	0.00	0.00	0.00
	19	1,356,756.19	0.00	0.00	0.00
	20	5,410,048.41	0.00	0.00	0.00
	21	9,482,108.47	0.00	0.00	0.00
	22	16,119,261.40	0.00	0.00	0.00
	23	8,744,810.69	0.00	0.00	0.00
	24	10,181,664.55	0.00	0.00	0.00
	25	7,285,671.50	0.00	0.00	0.00
	26	514,105.83	0.00	0.00	0.00
	27	303,510.18	0.00	0.00	0.00
	28	419,595.76	0.00	0.00	0.00
	29	406,758.28	0.00	0.00	0.00
	30	288,738.82	0.00	0.00	0.00
	31	280,779.38	0.00	0.00	0.00
	32	1,308,898.92	0.00	0.00	0.00
	33	2,088,879.33	0.00	0.00	0.00
	34	3,403,896.40	0.00	0.00	0.00
	35	1,759,866.31	0.00	0.00	0.00
	36	2,334,480.16	0.00	0.00	0.00
	37	1,918,334.97	0.00	0.00	0.00
	38	312.08	0.00	0.00	0.00
	39	0.00	0.00	0.00	0.00
	40	0.00	0.00	0.00	0.00
	41	0.00	0.00	0.00	0.00
	42	0.00	0.00	0.00	0.00
	43	0.00	0.00	0.00	0.00
	44	0.00	0.00	0.00	0.00
	45	0.00	0.00	0.00	0.00
	46	0.00	0.00	0.00	0.00
	47	0.00	0.00	0.00	0.00
	48	0.00	0.00	0.00	0.00
	49	13,370.00	0.00	0.00	0.00
	50	0.00	0.00	0.00	0.00
	51	0.00	0.00	0.00	0.00
	52	0.00	0.00	0.00	0.00
	53	0.00	0.00	0.00	0.00
	54	0.00	0.00	0.00	0.00
	55	0.00	0.00	0.00	0.00
	56	0.00	0.00	0.00	0.00
	57	0.00	0.00	0.00	0.00
	58	0.00	0.00	0.00	0.00
	59	0.00	0.00	0.00	0.00
	60	0.00	0.00	0.00	0.00
	61	5,767.50	0.00	0.00	0.00
	62	0.00	0.00	0.00	0.00
	63	0.00	0.00	0.00	0.00
	64	0.00	0.00	0.00	0.00
	65	0.00	0.00	0.00	0.00
	66	0.00	0.00	0.00	0.00
	67	0.00	0.00	0.00	0.00
	68	0.00	0.00	0.00	0.00
	69	0.00	0.00	0.00	0.00
	70	0.00	0.00	0.00	0.00
	71	0.00	0.00	0.00	0.00
	72	0.00	0.00	0.00	0.00
	73	0.00	0.00	0.00	0.00
	74	0.00	0.00	0.00	0.00
	75	0.00	0.00	0.00	0.00
	76	0.00	0.00	0.00	0.00
	77	0.00	0.00	0.00	0.00
	78	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	179,616,956.73	0.00	0.00	0.00
Discount Rate		4.300%	4.300%	4.300%	4.300%
Beginning Contract Value		186,390,609.57	0.00	0.00	0.00
Scheduled Contract Value Decline		15,646,089.79	0.00	0.00	0.00
Unscheduled Contract Value Decline		699,502.98	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		170,045,016.80	0.00	0.00	0.00
Aggregate Outstanding Balance		171,132,983.28

CNH Equipment Trust 2011-A
$237,900,000 Class A-1 0.33573% Asset Backed Notes due May 15, 2012
$251,000,000 Class A-2 0.620% Asset Backed Notes due June 16, 2014
$0 Class A-2b Floating Rate Asset Backed Notes
$352,000,000 Class A-3 1.20% Asset Backed Notes due May 16, 2016
$0 Class A-3b Floating Rate Asset Backed Notes
$129,600,000 Class A-4 2.04% Asset Backed Notes due October 17, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$29,500,000 Class B 2.52% Asset Backed Notes due October 16, 2017
$0 Asset Backed Certificate

Dated Date (30/360)	2/15/2014
Dated Date (act/360)	2/18/2014
Scheduled Payment Date	3/15/2014
Actual Payment Date	3/17/2014
Days in accrual period (30/360)	30
Days in accrual period (act/360)	27
Note Distribution Account Deposit	$16,639,205.12
Certificate Distribution Account deposit	$245,801.88
First Principal Payment Amount	$0.00
Note Monthly Principal Distributable Amount (1)	$16,345,592.77
Spread Account Initial Deposit	$22,500,018.03
Amount required to be deposited into the Collection Account during the calendar month	$17,040,065.60
Amounts to be paid to Backup Servicer as successor servicer to reimburse liquidation expenses	$0.00

Collateral Summary
Wtd. Average Discount Rate	4.300%
Beginning Contract Value	186,390,609.57
Scheduled Contract Value Decline	15,646,089.79
Unscheduled Contract Value Decline	699,502.98
Additional Contract Value Purchased	0.00
Ending Contract Value	170,045,016.80

Total Beginning Balance (Pool Balance + Pre-funding Account Balance)	186,390,609.57
Pool Balance as of end of last day of preceding Collection Period	186,390,609.57
Total Ending Balance (Pool Balance + Pre-funding Account Balance)	170,045,016.80

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$0.00
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer’s liquidation expenses)	$17,040,065.60

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$17,040,065.60

Reinvestment Income (excluding Pre-funding Account)	$433.58
Reinvestment Income on Pre-funding Account)	$0.00

Total Collections + Reinvestment Income For The Period	$17,040,499.18

(1)  “Following is a simplified summary of how the Note Monthly Principal Distributable Amount is calculated: The Note Monthly Principal Distributable Amount shown above with respect to any Payment Date will equal the amount necessary to be paid on the Notes to reduce the Outstanding Amount of the Notes — after giving effect to the application of the First Principal Payment Amount (set forth in the line above the “Note Monthly Principal Distributable Amount”) to reduce such Outstanding Amount — to an amount equal to the Pool Balance as of the beginning of the current Collection Period, less the Cumulative Turbo Principal Payment Amount (overcollateralization) as of the previous Payment Date; provided that the Note Monthly Principal Distributable Amount shall not exceed the aggregate Outstanding Amount of the Notes; provided, further, that on the Class Final Scheduled Maturity Date for each Class of Notes, the Note Monthly Principal Distributable Amount will at least equal the amount necessary to repay the Outstanding Amount of that Class of Notes and of any other Class of Notes payable prior to that Class of Notes. For purposes of the preceding sentence, the A-1 Notes, A-2 Notes, A-3 Notes and the A-4 Notes shall each be deemed to be a separate Class of Notes. Please see the transaction documents previously filed with respect to this issuing entity under Form 8-K for details regarding all of the preceding calculations and for the definitions of defined terms.”

CNH Equipment Trust 2011-A
$237,900,000 Class A-1 0.33573% Asset Backed Notes due May 15, 2012
$251,000,000 Class A-2 0.620% Asset Backed Notes due June 16, 2014
$0 Class A-2b Floating Rate Asset Backed Notes
$352,000,000 Class A-3 1.20% Asset Backed Notes due May 16, 2016
$0 Class A-3b Floating Rate Asset Backed Notes
$129,600,000 Class A-4 2.04% Asset Backed Notes due October 17, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$29,500,000 Class B 2.52% Asset Backed Notes due October 16, 2017
$0 Asset Backed Certificate

Actual Payment Date	General	Party Receiving	3/17/2014
Purpose of	Fee or Expense
Calculation of Distributable Amounts	Fee or Expense	Amount
Backup Servicer Engaged?	NO
Current Backup Servicing Fee Due	$0.00
Past Due Backup Servicing Fee	$0.00
Total Backup Servicing Fee Due	Provide for backup servicer	Deutsche Bank	$0.00

CNH or SST?	CNH
Current Servicing Fee Due	$155,325.51
Past Due Servicing Fee	$0.00
Total Servicing Fee Due	Provide for servicer as required	NH Credit	$155,325.51
Company LLC
Current Administration Fee Due	$500.00	$166.67
Past Due Administration Fee	$0.00
Total Administration Fee Due	Provide for trust administrator	CNH Capital	$166.67
America LLC
Reimburseable Expenses of the Backup Servicer Due	$0.00
Past Due Reimburseable Expenses of the Backup Servicer	$0.00
Total Reimburseable Expenses of the Backup Servicer Due	To cover expenses of backup servicer	Deutsche Bank	$0.00

Reimburseable Expenses of the Servicer Due	$0.00
Past Due Reimburseable Expenses of the Servicer	$0.00
Total Reimburseable Expenses of the Servicer Due	To cover expenses of servicer	NH Credit	$0.00
Company LLC
Total Principal Balance of Notes (Beginning of Period)	$170,442,353.20
A-1 notes Beginning Principal balance	$0.00
A-2a notes Beginning Principal balance	$0.00
A-3a notes Beginning Principal balance	$11,342,353.20
A-4a notes Beginning Principal balance	$129,600,000.00
B notes Beginning Principal balance	$29,500,000.00
Coupon/	Swap Adj.
Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	0.33573%	0.33573%	act/360	$0.00
A-2a notes Current Interest Due	Fix	0.62000%	0.62000%	30/360	$0.00
A-3a notes Current Interest Due	Fix	1.20000%	1.20000%	30/360	$11,342.35
A-4a notes Current Interest Due	Fix	2.04000%	2.04000%	30/360	$220,320.00
B notes Current Interest Due	Fix	2.52000%	2.52000%	30/360	$61,950.00

A-1 notes Past Due Interest	$0.00
A-2a notes Past Due Interest	$0.00
A-3a notes Past Due Interest	$0.00
A-4a notes Past Due Interest	$0.00
B notes Past Due Interest	$0.00

A-1 notes Interest Due on Past Due Interest	$0.00
A-2a notes Interest Due on Past Due Interest	$0.00
A-3a notes Interest Due on Past Due Interest	$0.00
A-4a notes Interest Due on Past Due Interest	$0.00
B notes Interest Due on Past Due Interest	$0.00

A-1 notes Total Interest Due	$0.00
A-2a notes Total Interest Due	$0.00
A-3a notes Total Interest Due	$11,342.35
A-4a notes Total Interest Due	$220,320.00
B notes Total Interest Due	$61,950.00

A-1 notes Principal Due	$0.00
A-2a notes Principal Due	$0.00
A-3a notes Principal Due	$11,342,353.20
A-4a notes Principal Due	$5,003,239.57
Class B notes Principal Due	$0.00

Total notes Interest Due	$293,612.35
Total notes Principal Due	$16,345,592.77
Total notes Distributable Amount	$16,639,205.12

CNH Equipment Trust 2011-A
$237,900,000 Class A-1 0.33573% Asset Backed Notes due May 15, 2012
$251,000,000 Class A-2 0.620% Asset Backed Notes due June 16, 2014
$0 Class A-2b Floating Rate Asset Backed Notes
$352,000,000 Class A-3 1.20% Asset Backed Notes due May 16, 2016
$0 Class A-3b Floating Rate Asset Backed Notes
$129,600,000 Class A-4 2.04% Asset Backed Notes due October 17, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$29,500,000 Class B 2.52% Asset Backed Notes due October 16, 2017
$0 Asset Backed Certificate

Actual Payment Date	3/17/2014

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$17,040,499.18

Beginning Negative Carry Account	$0.00
Deposits from Negative Carry Account to Distribution Account	$0.00

Beginning Spread Account Balance	$15,000,012.02
Additional Deposit to Spread Account from Pre-funding	$0.00
Deposits from Spread Account to Distribution Account	$0.00

Beginning Principal Supplement Account	$0.00
Deposits from Principal Supplement Account to Distribution Account	$0.00

Beginning Pre-Funding Account Balance	$0.00
Deposits from Pre-funding Account to Distribution Account	$0.00

Total Cash Available	$17,040,499.18

Cash Allocation (Cashflow Waterfall)		Available
		Cash

Backup Servicing Fee Paid	$0.00
Backup Servicing Fee Shortfall	$0.00
		17,040,499.18
Servicing Fee Paid	$155,325.51
Servicing Fee Shortfall	$0.00
		$16,885,173.67
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$16,885,007.00
Net Swap Payment Paid	$0.00
Net Swap Payment Shortfall	$0.00

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$16,885,007.00

Cash Available to Pay Note Interest	$16,885,007.00
Cash Available to Pay Termination Payment	$16,885,007.00

Class A-1 notes Interest Paid	$0.00
Class A-2a notes Interest Paid	$0.00
Class A-3a notes Interest Paid	$11,342.35
Class A-4a notes Interest Paid	$220,320.00
		$16,653,344.65
Class A-1 notes Interest Shortfall	$0.00
Class A-2a notes Interest Shortfall	$0.00
Class A-3a notes Interest Shortfall	$0.00
Class A-4a notes Interest Shortfall	$0.00

First Principal Payment Amount	$0.00
		$16,653,344.65
Class B notes Interest Paid	$61,950.00
Class B notes Interest Shortfall	$0.00
		$16,591,394.65
Class A-1 notes Principal Paid	$0.00
Class A-2a notes Principal Paid	$0.00
Class A-3a notes Principal Paid	$11,342,353.20
Class A-4a notes Principal Paid	$5,003,239.57
Class B notes Principal Paid	$0.00

		245,801.88
Deposits to Spread Account	$0.00

Turbo Principal Payment Amount (this period)	$0.00

Swap Termination Payments payable to issuing entity, to the extent not deposited above	$0.00
		$245,801.88
Reimbursable expenses of the Backup Servicer Paid	$0.00
Reimbursable expenses of the Backup Servicer Shortfall	$0.00
		$245,801.88
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$245,801.88
Total Principal Balance of Notes (End of Period)	$154,096,760.43
A-1 notes Ending Principal balance	$0.00
A-2a notes Ending Principal balance	$0.00
A-3a notes Ending Principal balance	$0.00
A-4a notes Ending Principal balance	$124,596,760.43
B notes Ending Principal balance	$29,500,000.00

Cumulative Turbo Principal Payment Amount (overcollateralization)	$15,948,256.37

Release to Seller as Excess	$245,801.88	$245,801.88

CNH Equipment Trust 2011-A
$237,900,000 Class A-1 0.33573% Asset Backed Notes due May 15, 2012
$251,000,000 Class A-2 0.620% Asset Backed Notes due June 16, 2014
$0 Class A-2b Floating Rate Asset Backed Notes
$352,000,000 Class A-3 1.20% Asset Backed Notes due May 16, 2016
$0 Class A-3b Floating Rate Asset Backed Notes
$129,600,000 Class A-4 2.04% Asset Backed Notes due October 17, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$29,500,000 Class B 2.52% Asset Backed Notes due October 16, 2017
$0 Asset Backed Certificate

Actual Payment Date					3/17/2014

Summary and Factors					Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)					$170,442,353.20	0.1704424	$170.44
A-1 notes Beginning Principal balance					$0.00	0.0000000	$0.00
A-2a notes Beginning Principal balance					$0.00	0.0000000	$0.00
A-3a notes Beginning Principal balance					$11,342,353.20	0.0322226	$32.22
A-4a notes Beginning Principal balance					$129,600,000.00	1.0000000	$1,000.00
B notes Beginning Principal balance					$29,500,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)		WAL			$154,096,760.43	0.1540968	$154.10
A-1 notes Ending Principal balance		0.39	$237,900,000.00		$0.00	0.0000000	$0.00
A-2a notes Ending Principal balance		0.99	$251,000,000.00		$0.00	0.0000000	$0.00
A-3a notes Ending Principal balance		2.25	$352,000,000.00		$0.00	0.0000000	$0.00
A-4a notes Ending Principal balance		3.73	$129,600,000.00		$124,596,760.43	0.9613948	$961.39
B notes Ending Principal balance		3.84	$29,500,000.00		$29,500,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid					$0.00	0.0000000	$0.00
Class A-2a notes Interest Paid					$0.00	0.0000000	$0.00
Class A-3a notes Interest Paid					$11,342.35	0.0000322	$0.03
Class A-4a notes Interest Paid					$220,320.00	0.0017000	$1.70
Class B notes Interest Paid					$61,950.00	0.0021000	$2.10

Class A-1 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-3a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-4a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class B notes Interest Shortfall					$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid					$0.00	0.0000000	$0.00
Class A-2a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-3a notes Principal Paid					$11,342,353.20	0.0322226	$32.22
Class A-4a notes Principal Paid					$5,003,239.57	0.0386052	$38.61
Class B notes Principal Paid					$0.00	0.0000000	$0.00

Spread Account
Required Spread Account Deposit (Add Loans)			2.25%		$0.00
Spread Account Test - 3 Month Average Delinquency Ratio					0.1329%
Spread Account Test - Cumulative Net Loss Ratio					0.1058%
Spread Account Test Met	Original	November 15, 2012	May 15, 2013	November 15, 2013	YES
Required Spread Account Target	2.25%	2.00%	1.75%	1.50%	$15,000,012.02
Required Spread Account			May 15, 2014		$15,000,012.02
Beginning Spread Account Balance				1.15%	$15,000,012.02
Additional Deposit to Spread Account from Pre-funding					$0.00
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$15,000,012.02

				Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance

Initial Purchase	19,301	3/31/11	5/12/11	1,000,000,801.18
Subsequent Purchase #1	0			0.00
Subsequent Purchase #2	0			0.00
Total	19,301			1,000,000,801.18

Backup Servicer Account
Backup Servicer Account Initial Deposit					$150,000.00
Backup Servicer Account Beginning Balance					$0.00
Backup Servicer Account Expenses					$0.00
Backup Servicer Account Investment Earnings					$0.00
Backup Servicer Account Investment Earnings - Released to Seller					$0.00
Backup Servicer Account - Released to Seller
Ending Backup Servicer Account Balance					$0.00

Total Release to Seller					$401,294.06

“The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment .”

Spread Account Triggers
Average Delinquency Ratio Test*
Payment Date
Nov-12	1.75%
May-13	2.50%
Nov-13	3.00%
May-14	3.50%
Second Prior Month Delinquency Ratio		0.1304%
Prior Month Delinquency Ratio		0.1462%
Current Month Delinquency Ratio		0.1222%
3 Month Average Delinquency Ratio		0.1329%

Test			Variance	Trigger
Current Distribution Date		3/15/2014
(1) Is current distribution month November, 2012 or May, 2013, or November, 2013 or May, 2014 ?		3
(2) Is the 3 Month Average Delinquency Ratio < Specified Percentage for specified month?		YES	2.8671%	3.00%
If both (1) and (2) are "YES" then see Cumulative Net Loss Ratio		YES

Cumulative Net Loss Ratio Test**
Payment Date
Nov-12	0.40%
May-13	0.55%
Nov-13	0.65%
May-14	0.75%
Cumulative Net Loss Ratio		0.1058%

Test			Variance	Trigger
(1) Is current distribution month November, 2012 or May, 2013, or November, 2013 or May, 2014 ?		3.00
(2) Is the Cumulative Net Loss Ratio < Specified Percentage for specified month?		YES	0.5442%	0.65%
If both (1) and (2) are "YES" then see next test below		YES

If the 3 Month Average Delinquency and Cumulative Net Loss Ratio tests are met, then spread account reduces to 2.00% at November 2012 and/or 1.75% at May 2013 and/or 1.50% at November 2013 and/or 1.15% at May 2014

		YES

DEFINITIONS:

Average Delinquency Ratio Test*

On any payment date will be the average of the Delinquency Ratios for the preceding three calendar months. The Delinquency Ratio for any calendar month means the ratio, expressed as a percentage, of (a) the sum, for all of the receivables, of all scheduled payments that are 60 days or more past due (other than Purchased Receivables and liquidated receivables) as of the end of such month, determined in accordance with the servicer’s then-current practices, to (b) the Pool Balance as of the last day of such month.

Cumulative Net Loss Ratio Test**

The Cumulative Net Loss Ratio on any payment date will be the ratio, expressed as a percentage, of (a) the aggregate Realized Losses on the receivables since their cutoff date through the last day of the related calendar month, to (b) the sum of (i) the Pool Balance as of the initial cutoff date and (ii) the sum of the Contract Values of all receivables purchased with amounts on deposit in the pre-funding account, each as of the related cutoff date for the related receivable.

POOL STATISTICS

Collateral Composition

Number of Loans at Beginning of Period		8,169
Number of Loans at End of Period		7,831

Weighted Average Coupon on Receivables		3.80
Weighted Average Original Term on Receivables		61.77
Weighted Average Remaining Term on Receivables		23.96

Note Pool Factor		0.15410
A-1 Note Pool Factor		0.00000
A-2a Note Pool Factor		0.00000
A-3a Note Pool Factor		0.00000
A-4a Note Pool Factor		0.96139
B Note Pool Factor		1.00000
Unscheduled Contract Value decline - monthly		699,502.98
Unscheduled Contract Value decline - LTD		384,481,357.24
Call Factor - based on Ending Contract Value		17.00%

Collateral Performance
Contractural Delinquency: (Excluding Liquidated and Purchased Contracts)		Count	%	Amount	%
< 31 Days delinquent		266	3.40%	6,013,762.87	3.51%
31-60 Days delinquent		42	0.54%	890,570.07	0.52%
61-90 Days delinquent		11	0.14%	284,772.75	0.17%
91-120 Days delinquent		7	0.09%	93,875.02	0.05%
121-150 Days delinquent		3	0.04%	76,442.90	0.04%
151-180 Days delinquent		4	0.05%	287,308.37	0.17%
181 + Days delinquent		7	0.09%	139,348.60	0.08%
TOTAL	(Delinquency data is for total contract balance past due)	340	4.34%	7,786,080.58	4.55%

Scheduled Amounts 30 - 59 days past due		$341,273.11	0.20%
Scheduled Amounts 60 days or more past due		$207,714.62	0.12%

Losses on Liquidated Receivables		Month $	Month #	LTD $	LTD #

Gross Losses (2)		$2,243.68	7	$1,017,051.99	152

Net Loss as % of the Average Portfolio Balance		0.001%		0.571%
Net Loss as a % of the Initial Deal Size		0.000%		0.102%
Average Net Loss on all assets that have experienced a net loss		320.53		6,691.13

Realized Losses

Net Losses on Liquidated Receivables		$2,243.68	0.00%
Write Down Amount on 180 Day Receivables		($18,730.59)
Monthly Realized Losses (Total)		($16,486.91)

Cumulative Net Losses on Liquidated Receivables		$1,017,051.99
Cumulative Write Down Amount on 180 Day Receivables		$40,450.40
Cumulative Realized Losses (Total)		$1,057,502.39

Repossession Inventory and 180-Day Receivables

Repossessed Equipment not Sold or Reassigned (Beginning)		$305,004.75
Repossessed Equipment not Sold or Reassigned (End)		$303,232.75

Outstanding Balance of 180 Day Receivables (Beg of month)		$236,724.03
Outstanding Balance of 180 Day Receivables (End of month)		$161,801.63

(2) The realizable estimated loss at the time of repossession or full charge-off if written off without a repossession

(3) Sum of the monthly loss number of accounts will not equal the life-to-date number of accounts due to loss activity on the same account in multiple months.  Duplicate accounts in multiple months have been removed.

(4) Outstanding balance of 180-day receivables is equal to principal and other fees.

STATEMENTS TO NOTEHOLDERS

1         Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

		NO

2 Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?		NO

3 Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?		NO

4 Has there been an issuance of notes or other securities backed by the Receivables ?		NO

5 Has there been a material change in the underwriting, origination or acquisition of Receivables ?		NO

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount	Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

6/15/2011
7/15/2011
8/15/2011
9/15/2011
10/17/2011
11/15/2011
12/15/2011
1/17/2012
2/15/2012
3/15/2012
4/16/2012
5/15/2012
6/15/2012

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	0.00
3. Final Scheduled Maturity Date	May 15, 2012

Distribution Amount	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	0.00	11,342.35	220,320.00

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	0.00	0.00	124,596,760.43
3. Final Scheduled Maturity Date	June 16, 2014	May 16, 2016	October 17, 2016

Distribution Amount	Class B Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	61,950.00

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	29,500,000.00
3. Final Scheduled Maturity Date	October 16, 2017